Related Party Transactions (Details) (Northwest Broadcasting, Inc. [Member], USD $)	12 Months Ended
Dec. 31, 2014
Northwest Broadcasting, Inc. [Member]
Related Party Transaction [Line Items]
Legal fees	$ 75,000